Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	0.25
Total Transaction Valuation	1,797.26
Total Offset Amount	0.00
Net Fee	$ 0.25